NOTES PAYABLE - CURRENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
NOTES PAYABLE - CURRENT (Tables)
Demand Note Payable, 10%, Secured By Software	$ 12,500	$ 12,500
Convertible Promissory Note, 8%, Due November 3, 2022 (b)	448,000	0
Convertible Notes Payable, 6%	150,000	150,000
Notes Payable, Current	610,500	162,500
Less: Deferred Financing Costs (b)	58,300	0
Debt Discounts - Warrants (b)	168,377	0
Notes Payable	$ 383,823	$ 162,500